CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Sales	$ 2,123,558	$ 1,187	$ 22,588,007	$ 19,490,078	$ 19,451,820	$ 17,490,837
Cost of sales	887,888	4,877	10,063,740	8,252,270	8,195,629	7,565,946
Gross profit/loss	1,235,670	(3,690)	12,524,267	11,237,808	11,256,191	9,924,891
Operating expenses
Selling expenses	40,582	10,025	119,972	101,817	151,142	886,595
General and administrative expenses	172,213	468,135	904,662	1,095,461	1,306,695	891,893
Total operating expenses	212,795	478,160	1,024,634	1,197,278	1,457,837	1,778,488
Income (loss) from operations	1,022,875	(481,850)	11,499,633	10,040,530	9,798,354	8,146,403
Other income (expenses):
Government subsidy	0	0	0	491,016	477,036	276,442
Interest income	7,102	2,681	12,734	7,662	12,613	10,414
Interest expense	(70,029)	(84,641)	(214,119)	(229,741)	(314,111)	(302,411)
Other income (expense), net	20,970	(47,623)	52,677	(18,330)	(76,377)	41,610
Total other income (expenses)	(41,957)	(129,583)	(148,708)	250,607	99,161	26,055
Income (loss) before provision for income taxes	980,918	(611,433)	11,350,925	10,291,137	9,897,515	8,172,458
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	980,918	(611,433)	11,350,925	10,291,137	9,897,515	8,172,458
Other comprehensive income (loss)
Foreign currency translation adjustment	90,504	85,751	419,235	(148,038)	(153,500)	932,630
Total comprehensive income (loss)	$ 1,071,422	$ (525,682)	$ 11,770,160	$ 10,143,099	$ 9,744,015	$ 9,105,088
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.06	$ (0.04)	$ 0.71	$ 0.65	$ 0.62	$ 0.51
Weighted average number of common stock outstanding
Basic and diluted (in shares)	15,918,940	15,918,940	15,918,940	15,918,940	15,918,940	15,918,694